Other Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017	[1]
Subclassifications of assets, liabilities and equities [abstract]
Net pension assets (note 19)	$ 4.5	$ 62.9
Land rights	10.1	10.5
Deferred investment costs	2.9	3.2
Deferred financing costs	2.1	0.7
Other	10.6	4.0
Other non-current assets	$ 30.2	$ 81.3	[1]	$ 88.0

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)